Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net income (loss) - basic and diluted	$ (39,205)	$ (1,063)	$ (219)	$ (8,093)	$ (40,268)	$ (8,312)	$ (3,585)	$ (11,561)
Net (income) loss attributable to non-controlling interests	115		0		115	0
Less: Earnings allocated to participating securities	(4,420)		(2,367)		(5,507)	(3,540)	(7,341)	(5,266)
Net income (loss) attributable to common stockholders - basic	(43,510)		(2,586)		(45,660)	(11,852)	(10,926)	(16,827)
Net income (loss) attributable to common stockholders - diluted	$ (43,510)		$ (2,586)		$ (45,660)	$ (11,852)	$ (10,926)	$ (16,827)
Denominator:
Weighted average shares outstanding - basic	17,144		5,461		15,948	5,060	8,378	4,340
Weighted average shares outstanding - diluted	17,144		5,461		15,948	5,060	8,378	4,340
Common shares - Basic	$ (2.54)		$ (0.47)		$ (2.86)	$ (2.34)	$ (1.3)	$ (3.88)
Common shares - Diluted	$ (2.54)		$ (0.47)		$ (2.86)	$ (2.34)	$ (1.3)	$ (3.88)